Income Taxes - Narrative (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023	Dec. 31, 2025 EUR (€)
Income Tax Contingency [Line Items]
Effective Income Tax Rate Reconciliation, Percent	0.70%	(192.30%)	19.90%
Deferred tax assets, valuation allowance	$ 87,419	$ 80,054
Global Minimum Tax Rate Based on Pillar II Framework Model Rules	15.00%			15.00%
Global Minimum Tax Threshold Based on Pillar II Framework Model Rules | €				€ 750,000
Deferred tax liability not recognized, amount of unrecognized deferred tax liability, undistributed earnings of domestic subsidiaries	$ 7,675	$ 6,247
Foreign Tax Authority | Her Majesty's Revenue and Customs (HMRC)
Income Tax Contingency [Line Items]
Effective Income Tax Rate Reconciliation, Percent	25.00%	25.00%	23.50%
Foreign Tax Authority | Her Majesty's Revenue and Customs (HMRC) | Carryforward Not Subject To Expiration
Income Tax Contingency [Line Items]
Operating loss carryforwards	$ 137,685
Foreign Tax Authority | State Administration of Taxation, China | Carryforward Expiring In 2026
Income Tax Contingency [Line Items]
Operating loss carryforwards	135
Domestic Tax Authority | Internal Revenue Service (IRS)
Income Tax Contingency [Line Items]
Operating loss carryforwards	145,025
Domestic Tax Authority | Internal Revenue Service (IRS) | Carryforward Not Subject To Expiration
Income Tax Contingency [Line Items]
Operating loss carryforwards	135,628
Domestic Tax Authority | Internal Revenue Service (IRS) | Carryforward Expiring In 2038
Income Tax Contingency [Line Items]
Operating loss carryforwards	9,397
Domestic Tax Authority | Internal Revenue Service (IRS) | State Loss Carryforward Expiring 2044
Income Tax Contingency [Line Items]
Operating loss carryforwards	$ 3,407